PARENT COMPANY FINANCIAL DATA, Condensed Statements of Cash Flow (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities [Abstract]
Net income	$ 510	$ 196	$ 1,091	$ 407	$ 404	$ 1,341
Adjustments to reconcile net income to net cash used by operating activities [Abstract]
Accretion of long term subordinated debt issuance costs			37	35	71	15
Decrease in other assets			91	56	109	(11)
Increase in other liabilities			(44)	(555)	112	(77)
Net cash and cash equivalents provided by operating activities			1,768	1,250	3,311	3,269
Cash flows from investing activities [Abstract]
Net cash and cash equivalents used in investing activities			(24,966)	(24,468)	(51,845)	(21,284)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock			18,453	3	14	3
Issuance of long-term subordinated debt					0	9,590
Net cash and cash equivalents provided by financing activities			63,546	15,200	31,441	39,351
Net increase (decrease) in cash and cash equivalents			40,348	(8,018)	(17,093)	21,336
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net income					404	1,341
Adjustments to reconcile net income to net cash used by operating activities [Abstract]
Equity in undistributed earnings of subsidiary					(452)	(1,425)
Accretion of long term subordinated debt issuance costs					71	15
Decrease in other assets					(656)	(12)
Increase in other liabilities					103	67
Net cash and cash equivalents provided by operating activities					(530)	(14)
Cash flows from investing activities [Abstract]
Investment in subsidiary					0	(8,800)
Net cash and cash equivalents used in investing activities					0	(8,800)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock					14	3
Issuance of long-term subordinated debt					0	9,590
Net cash and cash equivalents provided by financing activities					14	9,593
Net increase (decrease) in cash and cash equivalents					(516)	779
Cash and cash equivalents at beginning of year			$ 263	$ 779	779	0
Cash and cash equivalents at end of year					$ 263	$ 779